Stock-based Compensation - Narrative (Details)		1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 19, 2021 shares	Nov. 30, 2021	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 27, 2019 STOCKHOLDER TERM $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock splits ratio	4.969669				4.969669
Awards outstanding (in shares) | shares	12,630,417
Award vesting period					2 years 4 months 2 days
Cost not yet recognized, amount					$ 6,219,000
Restricted Common Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock splits ratio	4.969669
Award vesting period		4 years
Total expenses					$ 9,551,000	$ 0
Cost not yet recognized, amount			$ 5,302,000
Stock-based compensation expense			$ 917,000
Cost not yet recognized, period for recognition			2 years 1 month 28 days
Restricted Common Stock Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting rights		10.00%
Restricted Common Stock Awards | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting rights		30.00%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					2 years 7 months 17 days
Total expenses					$ 3,402,000	$ 0
Cost not yet recognized, amount			$ 51,525,000		$ 20,616,000
Stock-based compensation expense			$ 10,096,000	$ 0
Cost not yet recognized, period for recognition			2 years 6 months 21 days
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 months
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock may be issued or issuable (in shares) | shares						2,250,000
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares) | shares	2,541,501				3,250,000
Stock Restriction Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stockholders participated | STOCKHOLDER							2
Cash purchase price (in dollars per share) | $ / shares							$ 19.67
Number of quarterly installments to repurchase | TERM							12
Stock-based compensation expense					$ 4,942,000	$ 3,295,000